                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [__] is a restatement.
                                   [__] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Davis-Rea Ltd.
Address:  79 Wellington Street West, Suite 3535, PO Box 239
          Toronto, ON M5K 1J3
          CANADA

Form 13F File Number: 28- 13649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   P. Zachary Curry
Title:  Chief Operating Officer, Portfolio Manager
Phone:  416-324-2200

Signature, Place, and Date of Signing:

  /s/ P. Zachary Curry          Toronto, Ontario            May 2, 2012
------------------------        ----------------            -----------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  135,578
                                         ----------
                                         (thousands)

List of Other Included Managers: none

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                          FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
          ----------           -------------- ----------- --------- ---------------- ---------- -------- ------------------
                                                            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x $1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE  SHARED NONE
       ----------------        -------------- ----------- --------- ------- --- ---- ---------- -------- ------ ------ ----
ALLIED NEVADA GOLD             COM            019344 10 0     227     7000  SH          SOLE      NONE     7000
ALMADEN MINERALS               COM            020283 10 7      34    13000  SH          SOLE      NONE    13000
APPLE INC                      COM            037833 10 0     264      440  SH          SOLE      NONE      440
BANK OF MONTREAL               COM            063671 10 1    4094    68908  SH          SOLE      NONE    68908
BANK OF NOVA SCOTIA            COM            064149 10 7    9399   166235  SH          SOLE      NONE   166235
BARRICK GOLD                   COM            067901 10 8    6791   156348  SH          SOLE      NONE   156348
BCE INC                        COM NEW        05534B 76 0   10366   255732  SH          SOLE      NONE   255732
BHP BILLITON -ADR-             SPONSORED ADR  05545E 20 9    5442    75172  SH          SOLE      NONE    75172
BROOKFIELD ASSET MGMT-A LV     CL A LTD VT SH 112585 10 4    5126   162555  SH          SOLE      NONE   162555
CDN NATURAL RESOURCES          COM            136385 10 1    1609    48405  SH          SOLE      NONE    48405
CENOVUS ENERGY                 COM            15135U 10 9    8067   224256  SH          SOLE      NONE   224256
CDN IMPERIAL BANK OF COMMERCE  COM            136069 10 1    1053    13471  SH          SOLE      NONE    13471
COTT CORP                      COM            22163N 10 6     198    30000  SH          SOLE      NONE    30000
DANAHER                        COM            235851 10 2    4698    83863  SH          SOLE      NONE    83863
DELCATH SYSTEMS INC            COM            24661P 10 4     110    35000  SH          SOLE      NONE    35000
EMC CORP.                      COM            268648 10 2     290     9718  SH          SOLE      NONE     9718
ENBRIDGE                       COM            29250N 10 5   17738   456961  SH          SOLE      NONE   456961
ENDEAVOUR SILVER               COM            29258Y 10 3     199    21000  SH          SOLE      NONE    21000
EXXON MOBIL                    COM            30231G 10 2    5451    62845  SH          SOLE      NONE    62845
FEMALE HEALTH                  COM            314462 10 2      54    10000  SH          SOLE      NONE    10000
FIRST MAJESTIC SILVER          COM            32076V 10 3     175    10500  SH          SOLE      NONE    10500
FURTUNA SILVER MINES           COM            349915 10 8     180    40000  SH          SOLE      NONE    40000
GOLDCORP                       COM            380956 40 9     960    21305  SH          SOLE      NONE    21305
GREAT PANTHER SILVER           COM            39115V 10 1     135    60000  SH          SOLE      NONE    60000
HECLA MINING                   COM            422704 10 6      79    17000  SH          SOLE      NONE    17000
IMPERIAL OIL                   COM NEW        453038 40 8   15727   345426  SH          SOLE      NONE   345426
INTL BUSINESS MACHINES         COM            459200 10 1     648     3107  SH          SOLE      NONE     3107
iSHARES MSCI EMG MRK INDX      MSCI EMERG MKT 464287 23 4     354     8250  SH          SOLE      NONE     8250
JOHNSON & JOHNSON              COM            478160 10 4     313     4740  SH          SOLE      NONE     4740
MANULIFE FINANCIAL             COM            56501R 10 6    1964   145069  SH          SOLE      NONE   145069
McDONALDS                      COM            580135 10 1     275     2800  SH          SOLE      NONE     2800
MICROSOFT                      COM            594918 10 4     645    20000  SH          SOLE      NONE    20000
MINES MANAGEMENT               COM            603432 10 5      29    17000  SH          SOLE      NONE    17000
ORACLE                         COM            68389X 10 5    6707   230003  SH          SOLE      NONE   230003
PEPSICO                        COM            713448 10 8    1123    16925  SH          SOLE      NONE    16925
POWERSHARE GLD DRGN HAL USX    GOLDEN DRG USX 73935X 40 1     456    21080  SH          SOLE      NONE    21080
PRIMERO MINING CORP            COM            74164W 10 6      55    21000  SH          SOLE      NONE    21000
PROCTER & GAMBLE               COM            742718 10 9     623     9270  SH          SOLE      NONE     9270
QUEST RARE MINERALS            COM            74836T 10 1      28    11000  SH          SOLE      NONE    11000
RESEARCH IN MOTION             COM            760975 10 2     199    13540  SH          SOLE      NONE    13540
REVETT MINERALS                COM NEW        761505 20 5      42    10000  SH          SOLE      NONE    10000
ROYAL BANK OF CANADA           COM            780087 10 2    6173   106563  SH          SOLE      NONE   106563
RUBICON MINERALS               COM            780911 10 3      33    10000  SH          SOLE      NONE    10000
SILVER WHEATON                 COM            828336 10 7     280     8450  SH          SOLE      NONE     8450
SILVERCORP METALS              COM            82835P 10 3     138    20000  SH          SOLE      NONE    20000
STUDENT TRANSPORTATION         COM            86388A 10 8     121    17000  SH          SOLE      NONE    17000
TASMAN METALS                  COM            87652B 10 3      25    10000  SH          SOLE      NONE    10000
TIMMINS GOLD                   COM            88741P 10 3     213    95000  SH          SOLE      NONE    95000
TORONTO DOMINION BANK          COM NEW        891160 50 9   16319   192369  SH          SOLE      NONE   192369
VISTA GOLD CORP-REORG SHR      COM NEW        927926 30 3      31    10000  SH          SOLE      NONE    10000
YAMANA GOLD                    COM            98462Y 10 0     318    20350  SH          SOLE      NONE    20350